Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	Dec. 31, 2023
Buildings [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	25 years
Buildings [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	40 years
Machinery and equipment [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	5 years
Machinery and equipment [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	10 years
Buildings improvements [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	5 years
Buildings improvements [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	10 years
Computer equipment and software [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	3 years
Computer equipment and software [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	5 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	5 years
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful Life	14 years